UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               January 12, 2010
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           29
Form 13F Information Table Value Total:       416468
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Arthur J. Gallagher	COM	363576109	13357	593395	SOLE
Beckman Coulter		COM	75811109	19367	295956	SOLE
Brinks 			COM	109696104	18576	763180	SOLE
Broadview Security	COM	109699108	10771	329983	SOLE
Choice Hotels		COM	169905106	5683	179500	SOLE
Church & Dwight		COM	171340102	12954	214290	SOLE
Cintas			COM	172908105	20246	777200	SOLE
Coinstar		COM	19259p300	20367	733160	SOLE
Compass Minerals 	COM	20451n101	20119	299433	SOLE
Covance			COM	222816100	10940	200472	SOLE
Equifax 		COM	294429105	20604	667023	SOLE
Hillenbrand		COM	431571108	13116	696169	SOLE
ITT Educational Svcs	COM	45068B109	9009	93885	SOLE
Intl Flav & Fragrances	COM	459506101	21543	523659	SOLE
Intl Game Technology	COM	459902102	18230	971214	SOLE
Jack Henry		COM	426281101	15471	669141	SOLE
Lender Process Svcs	COM	52602E102	12800	314815	SOLE
McCormick		COM	579780206	21633	598748	SOLE
Mobile Mini		COM	60740f105	15510	1100773	SOLE
NBTY 			COM	628782104	5529	126980	SOLE
Perrigo			COM	714290103	19325	485065	SOLE
Prospect Capital	COM	74348t102	230	19475	SOLE
SEIC			COM	784117103	14492	827175	SOLE
Sigma-Aldrich		COM	826552101	5819	115150	SOLE
Sonic 			COM	835451105	14984	1487984	SOLE
Total System Services	COM	891906109	19462	1126938	SOLE
Towers Watson		COM	891894107	16892	355479	SOLE
Waters			COM	941848103	6043	97525	SOLE
Weight Watchers 	COM	948626106	13396	459380	SOLE